SIGNIFICANT RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT RISKS AND UNCERTAINTIES
Schedule of accounts receivable that represent 10% or more
	As of December 31,
	2011		2012
	Amount	%	Amount	%

Client A	1,619	10.9	N/A	N/A
Client B	N/A	N/A	2,184	12.1